EARNINGS PER SHARE (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 01, 2016	Aug. 31, 2016	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares
Earnings Per Share [Abstract]
Net loss | $			$ (107,452)	$ (110,888)
Weighted average number of shares outstanding - basic			84,405,000	25,881,000
Impact of restricted stock units			2,000	30,000
Weighted average number of shares outstanding - diluted			84,407,000	25,911,000
Stock Compensation Plan
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share			88,000
Convertible Debt
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share			2,268,860	2,268,860
Subsequent Event
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Reverse share split, conversion ratio	0.2	0.2